Reserves (Details 3) - USD ($) $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum
Short Duration Contracts
Short duration contracts, discount rate (as a percent)	4.25%	4.25%		4.25%	4.25%	4.25%
Group disability
Short Duration Contracts
Short duration contracts, discount rate (as a percent)							5.25%
Short duration contracts, discount	$ 327,475	$ 344,012
Group disability | Maximum
Short Duration Contracts
Short duration contracts, discount rate (as a percent)	4.75%	4.75%		4.75%	4.75%	4.75%
Preneed life insurance
Long Duration Contracts
Future policy benefit increases tied to inflation (as a percent)	3.00%	3.00%	2.30%
Preneed life insurance | Minimum
Long Duration Contracts
Interest rate assumption	4.70%	4.70%
Percentage of adverse deviation in interest and discount rate for preneed life insurance	0.20%	0.20%
Future policy benefit increases, high end of range (as a percent)	1.00%	1.00%
Preneed life insurance | Maximum
Long Duration Contracts
Interest rate assumption	7.30%	7.30%
Percentage of adverse deviation in interest and discount rate for preneed life insurance	0.50%	0.50%
Future policy benefit increases, high end of range (as a percent)	7.00%	7.00%
Preneed annuities
Long Duration Contracts
Interest rate assumption	0.00%	0.00%
Period of grading of interest and discount rates	7 years	7 years
Preneed annuities | Minimum
Long Duration Contracts
Interest rate assumption	1.00%	1.00%
Withdrawal charges assumption, high end of range	0.00%	0.00%
Preneed annuities | Maximum
Long Duration Contracts
Interest rate assumption	5.50%	5.50%
Withdrawal charges assumption, high end of range	7.00%	7.00%
Life insurance no longer offered
Long Duration Contracts
Period of grading of interest and discount rates	20 years	20 years
Life insurance no longer offered | Minimum
Long Duration Contracts
Discount rate	5.30%	5.30%
Life insurance no longer offered | Maximum
Long Duration Contracts
Discount rate	7.50%	7.50%
Block of pre-1980 traditional life insurance business
Long Duration Contracts
Discount rate	8.80%	8.80%